CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited) - CAD ($)	Aug. 31, 2026	Feb. 28, 2026
Current Assets
Cash and cash equivalents (note 6)	$ 19,949,271	$ 20,190,457
Restricted cash (note 6)	90,000	40,000
Prepaid expenses (note 7)	1,714,630	1,093,593
Tax credits/grants receivable (note 20)	5,011,536	3,348,184
Amounts receivable	54,620	101,042
	26,820,057	24,773,276
Non-Current Assets
Investments (note 8)	173,790	169,960
Exploration and evaluation assets (note 9)	3,638,061	3,591,734
Right-of-use assets (note 10)	144,381	120,140
	3,956,232	3,881,834
Total Assets	30,776,289	28,655,110
Current Liabilities
Accounts payable and accrued liabilities	1,774,867	2,883,651
Lease liabilities (note 11)	89,475	38,878
Flow-through share premium liability (note 12)	2,286,955	182,800
	4,151,297	3,105,329
Non-current Liabilities
Lease liabilities (note 11)	39,926	60,451
Bridge loan (note 13)	747,246	726,213
	787,172	786,664
Total Liabilities	4,938,469	3,891,993
Shareholders’ Equity
Capital stock (note 14)	91,282,182	72,806,008
Contributed surplus (note 14)	6,743,688	4,874,790
Shares to be issued (note 21(a))	334,116	100,126
Deficit	(72,522,166)	(53,017,807)
Total Shareholders’ Equity	25,837,820	24,763,117
Total Liabilities and Shareholders’ Equity	$ 30,776,289	$ 28,655,110